Foreclosed Assets (Foreclosed Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate	$ 204	$ 1,636
Valuation Allowance
Foreclosed assets, net	204	1,636
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate		$ 1,636
Single-Family Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate	$ 204